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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                  Name: Reliance Financial Services Corporation
                          Address: 55 East 52nd Street
                               New York, NY 10055
                          Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Yacobucci
Title:   Senior Vice President-Investments
Phone:   212-909-1100

Signature, Place, and Date of Signing:                    /s/ James E. Yacobucci
---------------------------------------                   ----------------------
                                                          New York, New York
                                                          May 15, 2000

        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

        Report Type (Check only one.):
/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                         18
Form 13F Information Table Value Total (thousands):             $972,085
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F
  No.        File Number                       Name
  ---        -----------                       ----

1.            28-160                           Reliance Insurance Company




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                           Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended March 31, 2000


COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
---------------------------  ---------------- ---------  --------- ----------------------- ----------- ---------  ------------------
                                                           VALUE     SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                                                                                  ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
---------------------------  ---------------- ---------  --------- -------------  --- ---- ----------- ---------  ----  ------  ----
CONOCO INC.                  COM              208251405    30,148     1,176,500    SH       DEFINED       1        X
DEVON ENERGY CORP            COM              25179M103     9,712       200,000    SH       DEFINED       1        X
EMONS TRANSN GRP INC         COM              291575108       812       371,321    SH       DEFINED       1        X
GENTA INC                    COM NEW          37245M207     9,683       999,603    SH       DEFINED       1        X
HEARTPORT INC                SB NT CV 144A 04 421969AA4    14,660    31,870,000   PRN       DEFINED       1        X
HEARTPORT INC                SB NT CV 7.25%04 421969AC0     5,729    12,455,000   PRN       DEFINED       1        X
INDIVIDUAL INV GROUP INC     COM              455907105     2,999       666,666    SH       DEFINED       1        X
LANDAMERICA FINL GROUP INC   COM              514936103    78,265     4,039,473    SH       DEFINED       1        X
OCCIDENTAL PETROLEUM CORP    COM              674599105   102,979     4,962,831    SH       DEFINED       1        X
OCCIDENTAL PETROLEUM CORP    COM              674599105     1,085        52,272    SH       DEFINED                X
RELIANCE GROUP HOLDINGS INC  COM              759464100     4,904     1,401,173    SH       DEFINED       1        X
SCHLUMBERGER LTD             COM              806857108     7,321        95,700    SH       DEFINED       1        X
SCHLUMBERGER LTD             COM              806857108       383         5,000    SH       DEFINED                X
SEMPRA ENERGY                COM              816851109    31,482     1,879,500    SH       DEFINED       1        X
STREAMLINE COM INC           COM              863239109    14,936     2,597,616    SH       DEFINED       1        X
SUNBEAM CORP                 SRSDCV ZR0144A18 867071AA0    38,343   219,100,000   PRN       DEFINED       1        X
SYMBOL TECHNOLOGIES INC      COM              871508107   617,693     7,504,290    SH       DEFINED       1        X
TRANSOCEAN SEDCO FOREX INC   COM              G90078109       951        18,527    SH       DEFINED       1        X